Investments - Amortized cost and fair value of fixed maturity securities available for sale by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost, Net of Allowance
Due in one year or less	$ 2,334
Due after one year through five years	22,500
Due after five years through ten years	28,376
Due after ten years	84,201
Mortgage-backed, asset-backed and collateralized	43,715
Total	181,126
Fair Value
Due in one year or less	2,290
Due after one year through five years	21,650
Due after five years through ten years	25,452
Due after ten years	66,816
Mortgage-backed, asset-backed and collateralized	40,585
Total	$ 156,793	$ 198,568